UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Value Fund Series, Inc.

Schedules of Investments (unaudited)

March 31, 2008

Seligman Large-Cap Value Fund

	Shares or Principal Amount		Value
Common Stocks 99.9%
Aerospace and Defense 5.7%
Honeywell International	125,000	shs.	$7,052,500
United Technologies	100,000		6,882,000

			13,934,500

Capital Markets 4.5%
Bank of New York Mellon	160,000		6,676,800
Morgan Stanley	90,000		4,113,000

			10,789,800

Chemicals 7.1%
E. I. du Pont de Nemours	140,000		6,546,400
Praxair	70,000		5,896,100
Rohm and Haas	90,000		4,867,200

			17,309,700

Commercial Banks 3.3%
U.S. Bancorp	245,000		7,928,200

Communications Equipment 3.0%
Juniper Networks*	290,000		7,250,000

Computers and Peripherals 2.2%
Seagate Technology	257,000		5,381,580

Diversified Financial Services 5.8%
Bank of America	200,000		7,582,000
JPMorgan Chase	150,000		6,442,500

			14,024,500

Food and Staples Retailing 2.9%
Costco Wholesale	110,000		7,146,700

Food Products 3.3%
Kraft Foods (Class A)	94,202		2,921,204
Tyson Foods (Class A)	320,000		5,104,000

			8,025,204

Health Care Equipment and Supplies 5.3%
Baxter International	120,000		6,938,400
Medtronic	124,000		5,997,880

			12,936,280

Health Care Providers and Services 2.9%
Humana*	158,500		7,110,310

Independent Power Producers and Energy Traders 5.4%
AES*	400,000		6,668,000
Dynegy (Class A)*	800,000		6,312,000

			12,980,000

Industrial Conglomerates 3.1%
General Electric	200,000		7,402,000

Insurance 12.1%
MetLife	105,000		6,327,300
Prudential Financial	70,000		5,477,500
Travelers	135,000		6,459,750
Unum Group	500,000		11,005,000

			29,269,550

Internet Software and Services 1.9%
Symantec*	275,000		4,570,500

IT Services 2.9%
Amdocs*	250,000		7,090,000

Machinery 3.2%
Caterpillar	100,000		7,829,000

Multiline Retail 2.2%
J.C. Penney	140,000		5,279,400

Oil, Gas and Consumable Fuels 10.8%
Chevron	80,000		6,828,800
Marathon Oil	140,000		6,384,000
Valero Energy	125,000		6,138,750
Williams Companies	210,000		6,925,800

			26,277,350

Road and Rail 6.1%
CSX	140,000		7,849,800
Union Pacific	55,000		6,895,900

			14,745,700

Specialty Retail 3.2%
The Gap	400,000		7,872,000

Tobacco 3.0%
Altria Group	100,000		2,220,000
Philip Morris International*	100,000		5,058,000

			7,278,000

Total Common Stocks			242,430,274

Short-Term Holding 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corporation, 1.8%, dated 3/31/08, maturing 4/1/08, in the amount of $2,042,102, collateralized by: $2,090,000 Federal Home Loan Bank 3.6%, 1/29/2010, with a fair market value of $2,105,675	$2,042,000		2,042,000

Total Investments 100.7%			244,472,274

Other Assets Less Liabilities (0.7)%			(1,798,530)

Net Assets 100.0%			$242,673,744

Seligman Smaller-Cap Value Fund

	Shares or Principal Amount		Value
Common Stocks 99.8%
Aerospace and Defense 3.4%
Cubic	280,000	shs.	$7,960,400

Airlines 1.6%
Continental Airlines (Class B)*	190,000		3,653,700

Beverages 4.0%
Central European Distribution*	160,000		9,310,400

Chemicals 6.1%
Hercules	420,000		7,681,800
Minerals Technologies	105,000		6,594,000

			14,275,800

Commercial Services and Supplies 10.0%
Brink’s	90,000		6,046,200
Korn/Ferry International*	300,000		5,070,000
School Specialty*	165,000		5,204,100
Waste Connections*	230,000		7,070,200

			23,390,500

Communications Equipment 1.7%
F5 Networks*	220,000		3,997,400

Computers and Peripherals 1.4%
Hypercom*	770,000		3,341,800

Construction and Engineering 2.8%
Shaw Group*	140,000		6,599,600

Containers and Packaging 4.4%
Owens-Illinois*	180,000		10,157,400

Diversified Consumer Services 2.5%
Sotheby’s Holdings	200,000		5,782,000

Electrical Equipment 6.4%
Belden	115,000		4,061,800
EnerSys*	330,000		7,893,600
Thomas & Betts*	80,000		2,909,600

			14,865,000

Electronic Equipment and Instruments 2.8%
Trimble Navigation*	230,000		6,575,700

Energy Equipment and Services 5.8%
Exterran Holdings*	130,000		8,390,200
TETRA Technologies*	320,000		5,068,800

			13,459,000

Health Care Providers and Services 2.5%
WellCare Health Plans*	149,034		5,804,874

Health Care Technology 1.7%
Eclipsys*	200,000		3,922,000

Hotels, Restaurants and Leisure 3.6%
Panera Bread (Class A)*	45,000		1,885,050
Penn National Gaming*	150,000		6,559,500

			8,444,550

Insurance 13.0%
Aspen Insurance Holdings	265,000		6,990,700
Endurance Specialty Holdings	180,000		6,588,000
Hanover Insurance Group	140,000		5,759,600
Infinity Property and Casualty	130,000		5,408,000
W.R. Berkley	200,000		5,538,000

			30,284,300

IT Services 2.7%
CACI International (Class A)*	140,000		6,377,000

Machinery 2.4%
Mueller Industries	190,000		5,481,500

Multiline Retail 2.0%
Fred’s (Class A)	450,000		4,612,500

Personal Products 2.7%
Herbalife	130,000		6,175,000

Pharmaceuticals 1.7%
Par Pharmaceutical*	230,000		3,999,700

Real Estate Investment Trusts 1.5%
FelCor Lodging Trust	300,000		3,609,000

Road and Rail 0.7%
Dollar Thrifty Automative Group*	125,000		1,705,000

Semiconductors and Semiconductor Equipment 5.5%
Cypress Semiconductor*	330,000		7,791,300
Varian Semiconductor Equipment Associates*	175,000		4,926,250

			12,717,550

Software 5.2%
Lawson Software*	680,000		5,120,400
Quest Software*	530,000		6,927,100

			12,047,500

Specialty Retail 1.7%
Pacific Sunwear of California*	320,000		4,035,200

Total Common Stocks			232,584,374

Short-Term Holding 0.6%
Repurchase Agreement 0.6%
Fixed Income Clearing Corporation, 1.8%, dated 3/31/08, maturing 4/1/08, in the amount of $1,410,071, collateralized by: $1,375,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value of $1,457,500	$1,410,000		1,410,000

Total Investments 100.4%			233,994,374

Other Assets Less Liabilities (0.4)%			(825,263)

Net Assets 100.0%			$233,169,111

* Non-income producing security.

At March 31, 2008, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Large-Cap Value Fund	$200,109,710	$53,281,321	$(8,918,757)	$44,362,564
Smaller-Cap Value Fund	191,516,376	70,732,983	(28,254,985)	42,477,998

Seligman Value Fund Series, Inc.

Notes to Schedules of Investments (unaudited)

March 31, 2008

Organization : — Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”) (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Large-Cap Value Fund	Smaller-Cap Value Fund

Level 1 - Quoted Prices	$242,430,274	$232,584,374
Level 2 - Other Significant Observable Inputs	2,042,000	1,410,000
Level 3 - Significant Unobservable Inputs	0	0

Total	$244,472,274	$233,994,374

Risk — A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. To the extent that either Fund invests a substantial percentage of its assets in an industry, that Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large capitalization or smaller capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Fund investing in such companies may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.